[LOGO]                              MONY LIFE INSURANCE COMPANY OF AMERICA
                                    1290 Avenue of the Americas
                                    New York NY 10104


                                    WILLIAM EVERS
                                    Vice President and Associate General Counsel
                                    212 314-5027
                                    Fax: 212-314-3959


September 7, 2007

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   MONY America Variable Account A (the "Registrant")
           Registration Nos. 333-72632 and 811-05166; 333-91776 and 811-05166;
           333-92066 and 811-05166; 333-59717 and 811-05166; 033-20453 and
           811-05166; 033-20696 and 811-05166; and 033-14362 and 811-05166 (MONY
           Variable Annuity; MONY L Variable Annuity; MONY C Variable Annuity; MONY Custom Master; The MONYMaster, FPVA II; The ValueMaster; The MONYMaster, FPVA I; respectively.)

Commissioners:

MONY Life Insurance Company of America ("MONY America"), on behalf of the Registrant, has sent to contract owners semi-annual reports for the period ended June 30, 2007 for the following mutual funds in which the Registrant invests:

o   AIM VARIABLE INSURANCE FUNDS - UNDERLYING FUNDS:
    -  AIM V.I. Basic Value Fund
    -  AIM V.I. Financial Services Fund
    -  AIM V.I. Global Health Care Fund
    -  AIM V.I. Mid Cap Core Equity Fund
    -  AIM V.I. Technology Fund

o   THE ALGER AMERICAN FUND - UNDERLYING FUNDS:
    -  Alger American Balanced Portfolio
    -  Alger American MidCap Growth Portfolio

o   AXA PREMIER VIP TRUST - UNDERLYING FUNDS:
    -  AXA Aggressive Allocation Portfolio
    -  AXA Conservative Allocation Portfolio
    -  AXA Conservative-Plus Allocation Portfolio
    -  AXA Moderate Allocation Portfolio
    -  AXA Moderate-Plus Allocation Portfolio
    -  Multimanager High Yield Portfolio
    -  Multimanager Small Cap Growth Portfolio

o   DREYFUS INVESTMENT PORTFOLIOS - UNDERLYING FUNDS:
    -  Small Cap Stock Index Portfolio

o   DREYFUS STOCK INDEX FUND, INC.
    -  Dreyfus Stock Index Fund, Inc

o   EQ ADVISORS TRUST - UNDERLYING FUNDS:
    - EQ/BlackRock Basic Value Equity Portfolio
    - EQ/Bond Index Portfolio
    - EQ/Boston Advisors Equity Income Portfolio
    - EQ/Calvert Socially Responsible Portfolio
    - EQ/Capital Guardian Research Portfolio
    - EQ/Caywood-Scholl High Yield Bond Portfolio
    - EQ/Enterprise Moderate Allocation Portfolio
    - EQ/FI Mid Cap Portfolio
    - EQ/GAMCO Mergers and Acquisitions Portfolio
    - EQ/GAMCO Small Company Value Portfolio
    - EQ/Government Securities Portfolio
    - EQ/International Growth Portfolio
    - EQ/JPMorgan Core Bond Portfolio
    - EQ/Long Term Bond Portfolio
    - EQ/Lord Abbett Growth and Income Portfolio
    - EQ/Lord Abbett Mid Cap Value Portfolio
    - EQ/Marsico Focus Portfolio
    - EQ/Money Market Portfolio
    - EQ/Montag & Caldwell Growth Portfolio
    - EQ/PIMCO Real Return Portfolio
    - EQ/Short Duration Bond Portfolio
    - EQ/TCW Equity Portfolio
    - EQ/UBS Growth and Income Portfolio
    - EQ/Van Kampen Emerging Markets Equity Portfolio


o   FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS - UNDERLYING FUNDS:
    -  Contrafund(R) Portfolio
    -  Growth Portfolio
    -  Growth Opportunities Portfolio

o   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS - UNDERLYING FUNDS:
    -  Franklin Income Securities Fund
    -  Franklin Rising Dividends Securities Fund
    -  Franklin Zero Coupon Fund 2010

o   JANUS ASPEN SERIES - UNDERLYING FUNDS:
    -  Balanced Portfolio
    -  Flexible Bond Portfolio
    -  Forty Portfolio
    -  International Growth Portfolio
    -  Mid Cap Growth Portfolio
    -  Worldwide Growth Portfolio

o   MFS(R) VARIABLE INSURANCE TRUST - UNDERLYING SERIES:
    -  MFS(R) Mid Cap Growth Series
    -  MFS(R) New Discovery Series
    -  MFS(R) Total Return Series
    -  MFS(R) Utilities Series

o   OLD MUTUAL INSURANCE SERIES FUND - UNDERLYING FUNDS:
    -  Old Mutual Select Value Portfolio

o   OPPENHEIMER VARIABLE ACCOUNT FUNDS - UNDERLYING FUNDS:
    -  Oppenheimer Global Securities Fund/VA
    -  Oppenheimer Main Street(R) Fund/VA

o   PREMIER VIT - UNDERLYING FUNDS:
    -  OpCap Equity Portfolio
    -  OpCap Managed Portfolio
    -  OpCap Small Cap Portfolio

o   PIMCO VARIABLE INSURANCE TRUST - UNDERLYING FUNDS:
    -  Global Bond Portfolio (Unhedged)
    -  StocksPLUS Growth & Income Portfolio

o   PROFUNDS - UNDERLYING FUNDS:
    -  ProFund VP Bear
    -  ProFund VP Rising Rates Opportunity
    -  ProFund VP UltraBull

o   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UNDERLYING FUNDS:
    -  Global Value Equity Portfolio
    -  U.S. Real Estate Portfolio

Some of the funds listed above may not be available under every contract offered by the Registrant.

MONY America understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 212-314-5027.

Very truly yours,



/S/ WILLIAM EVERS
-----------------
William Evers